GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

11.	GENERAL AND ADMINISTRATIVE EXPENSES

	2025	2024	2023
	$	$	$
Bank service charges	9,028	10,347	6,008
Filing and registration fees	49,170	55,040	61,569
Insurance	68,885	90,633	92,812
Office maintenance	92,528	43,089	44,545
Payroll	80,904	76,970	70,495
Regulatory fees	4,585	1,131	7,373
Rent	69,023	27,100	18,000
Travel	93,203	95,338	35,317
Warranty expense	-	9,750	3,250
	467,326	409,398	339,369